Income Tax - Valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in valuation allowance
Balance at the beginning of the year	¥ 101,036	¥ 92,204	¥ 39,432
Additions	2,842	8,832	52,772
Reversals	(88,879)
Balance at the end of the year	¥ 14,999	¥ 101,036	¥ 92,204